Restructuring Initiatives	12 Months Ended
Dec. 31, 2015
Restructuring Charges [Abstract]
Restructuring Initiatives
Restructuring Initiatives
Transformation Plan
In January 2016, we announced a transformation plan (the "Transformation Plan"), which includes cost reduction efforts to continue to improve our cost structure and to enable us to reinvest in growth. As a result of this plan, we have targeted pre-tax annualized cost savings of approximately $350 after three years, with an estimated $200 from supply chain reductions and an estimated $150 from other cost reductions, which are expected to be achieved through restructuring actions as well as other cost-savings strategies that will not result in restructuring charges. We plan to reinvest a portion of these cost savings in growth initiatives, including media, social selling and information technology systems that will help us modernize our business. We initiated the Transformation Plan in order to enable us to achieve our long-term goals of double-digit operating margin and mid single-digit constant-dollar revenue growth.
As part of the Transformation Plan, we identified certain actions beginning in the fourth quarter of 2015 that we believe will reduce ongoing costs, primarily consisting of global headcount reductions relating to an information technology infrastructure outsourcing initiative.
As a result of these restructuring actions approved-to-date, we have recorded total costs to implement these restructuring initiatives of $22.4 before taxes, during 2015 in selling, general and administrative expenses, in the Consolidated Statements of Operations. These costs to implement consisted of $21.4 of employee-related costs due to severance benefits and $1.0 of implementation costs for professional service fees and were recorded in Global. The liability balance for the employee-related costs associated with these restructuring actions as of December 31, 2015 is $21.4. The majority of cash payments, if applicable, associated with these charges are expected to be made during 2016.
The additional charges not yet incurred associated with the restructuring actions approved to-date of approximately $10 before taxes are expected to be recorded primarily in 2016. In connection with the restructuring actions approved to-date associated with the Transformation Plan, we expect to realize annualized savings of approximately $10 to $15 (before tax). We expect to begin to realize savings in 2018 and are expected to achieve the annualized savings beginning in 2019. The annualized savings represent the net reduction of expenses that will no longer be incurred by Avon.
At this time we are unable to quantify the total costs to implement these restructuring initiatives that will be incurred through the time the Transformation Plan is fully implemented.
Additional Restructuring Charges 2015
As a result of the then-current economic environment, including the impact of foreign currency movements and inflation on our expenses, and in an effort to continue to improve our cost structure, we identified certain actions during 2015 that we believe will reduce ongoing costs. These actions primarily consisted of global headcount reductions.
As a result of these restructuring actions, we recorded total costs to implement these restructuring initiatives of $29.7 before taxes, during 2015 in selling, general and administrative expenses, in the Consolidated Statements of Operations. There are no material remaining costs for restructuring actions approved-to-date as the actions associated with these various restructuring initiatives are substantially complete. In connection with these restructuring actions, we expect to realize annualized savings of approximately $30 before taxes. We began to realize savings in the second quarter of 2015 and have achieved the annualized savings beginning in the third quarter of 2015. The annualized savings represent the net reduction of expenses that will no longer be incurred by Avon.
Costs to implement of $29.7 were recorded during 2015 and consisted of the following:

•	charge of $22.1 for employee-related costs due to severance benefits; and

•	implementation costs of $7.6 primarily for professional service fees associated with Global and Asia Pacific.
The majority of cash payments, if applicable, associated with these charges were made during 2015.
The liability balance, which primarily consists of employee-related costs, for these various restructuring initiatives as of December 31, 2015 is as follows:

Total
2015 charges	$24.9
Adjustments	(2.8)
Cash payments	(17.8)
Foreign exchange	(.3)
Balance at December 31, 2015	$4.0

The charges approved to date under these various restructuring initiatives by reportable business segment were as follows:

	Europe, Middle East & Africa	South Latin America	North Latin America	Asia Pacific	Global & Other Operating Segments	Total
Charges incurred on approved initiatives	$4.2	$2.7	$.2	$5.8	$9.2	$22.1

In addition to the charges included in the tables above, we have incurred other costs to implement restructuring initiatives such as professional services fees.

$400M Cost Savings Initiative
In 2012, we announced a cost savings initiative (the "$400M Cost Savings Initiative") in an effort to stabilize the business and return Avon to sustainable growth, which was expected to be achieved through restructuring actions as well as other cost-savings strategies that will not result in restructuring charges. The $400M Cost Savings Initiative was designed to reduce our operating expenses as a percentage of total revenue to help us achieve a targeted low double-digit operating margin, which included the North America business which has since been presented as discontinued operations for all periods presented. The restructuring actions under the $400M Cost Savings Initiative primarily consist of global headcount reductions and related actions, as well as the closure of certain smaller, under-performing markets, including South Korea, Vietnam, Republic of Ireland, Bolivia and France. Other costs to implement these restructuring initiatives consist primarily of professional service fees and accelerated depreciation.
As a result of the restructuring actions associated with the $400M Cost Savings Initiative, we recorded total costs to implement these restructuring initiatives of $165.7 before taxes. There are no significant remaining costs for restructuring actions approved-to-date as the actions associated with the $400M Cost Savings Initiative are substantially complete. In connection with the restructuring actions associated with the $400M Cost Savings Initiative, we have realized substantially all of the annualized savings of approximately $215 to $225 before taxes. As part of the $400M Cost Savings Initiative we also realized benefits from other cost-savings strategies that were not the result of restructuring charges (including reductions in legal costs). For market closures, the annualized savings represented the foregone selling, general and administrative expenses as a result of no longer operating in the respective markets. For actions that did not result in the closure of a market, the annualized savings represented the net reduction of expenses that will no longer be incurred by Avon. The annualized savings do not incorporate the impact of the decline in revenue associated with these actions (including market closures), which is not material.
Restructuring Charges – 2015
During 2015, we recorded a benefit of $3.5 related to the $400M Cost Savings Initiative, in selling, general and administrative expenses, in the Consolidated Statements of Operations. The costs consisted of the following:

•	net benefit of $4.4 primarily for employee-related benefits, associated with severance;

•	implementation costs of $.9 primarily related to professional service fees associated with our Europe, Middle East & Africa and Asia Pacific businesses;

•	benefit of $.4 primarily related to the accumulated foreign currency translation adjustments associated with Asia Pacific markets;

•	accelerated depreciation of $.3 associated with the closure and rationalization of certain facilities; and

•	contract termination and other charge of $.1, primarily related to Asia Pacific.
The majority of cash payments, if applicable, associated with these charges were made in 2015 and the remaining are expected to be made during 2016.
Restructuring Charges – 2014
During 2014, we recorded total costs to implement of $83.9 related to the $400M Cost Savings Initiative, in selling, general and administrative expenses, in the Consolidated Statements of Operations. The costs consisted of the following:

•	net charge of $57.9 primarily for employee-related costs, including severance benefits;

•	accelerated depreciation of $12.2 associated with the closure and rationalization of certain facilities and other assets;

•	contract termination and other charges of $6.3, primarily related to the costs associated with the closure of the France market and the exit of the Service Model Transformation ("SMT") facility;

•	implementation costs of $3.8 primarily related to professional service fees; and

•	charge of $3.7 primarily related to the accumulated foreign currency translation adjustments associated with the closure of the France market.
Restructuring Charges – 2013
During 2013, we recorded total costs to implement of $52.6 related to the $400M Cost Savings Initiative, and the costs consisted of the following:

•	net charge of $45.3 primarily for employee-related costs, including severance and pension benefits;

•	contract termination and other charges of $4.6, primarily related to the costs associated with our exit from the Republic of Ireland market;

•	accelerated depreciation of $3.4 associated with the closure and rationalization of certain facilities;

•	net benefit of $3.5 due to accumulated foreign currency translation adjustments in the second quarter of 2013 primarily associated with our exit from the Vietnam market;

•	implementation costs of $3.5 for professional service fees; and

•	net benefit of $.7 due to inventory adjustments in the first and second quarters of 2013.
Of the total costs to implement, $53.3 was recorded in selling, general and administrative expenses and a net benefit of $.7 was recorded in cost of sales, in the Consolidated Statements of Operations.
The liability balance for the $400M Cost Savings Initiative as of December 31, 2015 is as follows:

	Employee- Related Costs	Inventory/ Asset Write-offs	Foreign Currency Translation Adjustment Write-offs	Contract Terminations/ Other	Total
Balance at December 31, 2012	$19.0	$—	$—	$1.7	$20.7
2013 Charges	45.5	.1	(3.5)	5.1	47.2
Adjustments	(.2)	(.8)	—	(.5)	(1.5)
Cash payments	(40.5)	—	—	(4.8)	(45.3)
Non-cash write-offs	2.0	.7	3.5	—	6.2
Foreign exchange	.1	—	—	.1	.2
Balance at December 31, 2013	$25.9	$—	$—	$1.6	$27.5
2014 Charges	64.2	—	3.7	7.4	75.3
Adjustments	(6.3)	—	—	(1.1)	(7.4)
Cash payments	(44.8)	—	—	(6.9)	(51.7)
Non-cash write-offs	.2	—	(3.7)	—	(3.5)
Foreign exchange	(2.1)	—	—	(.1)	(2.2)
Balance at December 31, 2014	$37.1	$—	$—	$.9	$38.0
2015 Charges	.6	—	(.4)	.3	.5
Adjustments	(5.0)	—	—	(.1)	(5.1)
Cash payments	(25.8)	—	—	(.6)	(26.4)
Non-cash write-offs	.4	—	.4	—	.8
Foreign exchange	(1.5)	—	—	(.1)	(1.6)
Balance at December 31, 2015	$5.8	$—	$—	$.4	$6.2

Non-cash write-offs associated with employee-related costs are the result of settlements, curtailments and special termination benefits for pension and postretirement benefits plans due to the initiatives implemented.
The following table presents the restructuring charges incurred to-date, net of adjustments, under our $400M Cost Savings Initiative:

	Employee- Related Costs	Inventory/ Asset Write-offs	Foreign Currency Translation Adjustment Write-offs	Contract Terminations/ Other	Total
Total charges incurred	$126.1	$.7	$(.2)	$12.9	$139.5

The charges, net of adjustments, of initiatives under the $400M Cost Savings Initiative by reportable business segment were as follows:

	Europe, Middle East & Africa	South Latin America	North Latin America	Asia Pacific	Global & Other Operating Segments	Total
2012	$1.1	$11.5	$1.2	$11.4	$5.3	$30.5
2013	13.1	1.4	(.3)	4.3	27.2	45.7
2014	12.3	15.4	5.6	6.5	28.2	68.0
2015	(1.2)	(.6)	(.9)	.2	(2.2)	(4.7)
Total charges incurred	$25.3	$27.7	$5.6	$22.4	$58.5	$139.5

As noted previously, we have recorded total costs to implement of $165.7 before taxes under the $400M Cost Savings Initiative. The amounts shown in the tables above as total charges incurred relate to initiatives that have been approved and recorded in the financial statements. No material additional charges are expected to be incurred. In addition to the charges included in the tables above, we have incurred other costs to implement restructuring initiatives such as other professional services and accelerated depreciation.
Other Restructuring Initiatives
During 2015, 2014 and 2013, we recorded net charges of $.5, $2.1 and $.8, respectively, in selling, general and administrative expenses, in the Consolidated Statements of Operations, associated with the restructuring programs launched in 2005 and 2009 and the restructuring initiative launched in 2012 (the "Other Restructuring Initiatives"), each of which are substantially complete. The liability balance associated with the Other Restructuring Initiatives, which primarily consists of contract termination costs, as of December 31, 2015 is not material.